SCHEDULE OF PROFORMA INFORMATION OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Listings [Line Items]
Revenues	$ 852,823	$ 720,860
Net income	$ 45,320	$ 43,081
NPS Holdings Limited and Gulf Energy SAOC [Member]
Entity Listings [Line Items]
Revenues			$ 552,520	$ 457,888
Net income			$ 52,667	$ 36,418